INCOME TAX - Accrued Interest and Penalties on Uncertain Tax Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Accrued interest on uncertain tax position	$ 0	$ 0	$ 0
Accrued penalties on uncertain tax position	0	0	0
Total accrued interest and penalties on uncertain tax position	$ 0	$ 0	$ 0